Property, plant and equipment - Useful lives of property, plant and equipment (Detail)	12 Months Ended
Dec. 31, 2022
Buildings [member] | Bottom of range [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Buildings [member] | Top of range [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Machinery [member] | Bottom of range [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Machinery [member] | Top of range [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Other property, plant and equipment [member] | Bottom of range [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Other property, plant and equipment [member] | Top of range [member]
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years